Segmented information - Results of Operations and Assets for Segments (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue
Revenue	CAD 1,027,855	CAD 941,614
Fuel and power purchased	376,873	420,886
Net revenue	650,982	520,728
Operating expenses	278,561	234,038
Administrative expenses	40,675	34,692
Depreciation and amortization	149,806	114,047
Gain on foreign exchange	(2,631)	(1,112)
Operating income from continuing operations	184,571	139,063
Interest expense	65,993	62,418
Interest, dividend, equity and other income	(9,095)	(7,758)
Other expenses (gain)	(2,576)	11,954
Earnings (loss) before income taxes	130,249	72,449
Property, plant and equipment	3,873,684	3,278,422
Equity-method investees	52,473	6,598
Total assets	4,991,725	4,102,848
Capital expenditures	204,195	432,373
Generation
Revenue
Revenue	244,751	218,765
Fuel and power purchased	27,990	39,264
Net revenue	216,761	179,501
Operating expenses	63,601	55,482
Administrative expenses	10,822	13,457
Depreciation and amortization	67,293	58,248
Gain on foreign exchange	0	0
Operating income from continuing operations	75,045	52,314
Interest expense	29,395	33,868
Interest, dividend, equity and other income	(1,154)	(1,187)
Other expenses (gain)	(5,623)	48
Earnings (loss) before income taxes	52,427	19,585
Property, plant and equipment	1,895,617	1,687,465
Equity-method investees	44,638	3,520
Total assets	2,345,905	1,896,265
Capital expenditures	55,992	201,063
Distribution
Revenue
Revenue	783,104	722,849
Fuel and power purchased	348,883	381,622
Net revenue	434,221	341,227
Operating expenses	213,750	178,248
Administrative expenses	21,570	19,947
Depreciation and amortization	82,513	53,671
Gain on foreign exchange	0	0
Operating income from continuing operations	116,388	89,361
Interest expense	34,971	27,139
Interest, dividend, equity and other income	(3,974)	(3,369)
Other expenses (gain)	391	300
Earnings (loss) before income taxes	85,000	65,291
Property, plant and equipment	1,914,980	1,531,166
Equity-method investees	769	500
Total assets	2,532,894	2,098,244
Capital expenditures	141,445	176,849
Corporate
Revenue
Revenue	0	0
Fuel and power purchased	0	0
Net revenue	0	0
Operating expenses	1,210	308
Administrative expenses	8,283	1,288
Depreciation and amortization	0	2,128
Gain on foreign exchange	(2,631)	(1,112)
Operating income from continuing operations	(6,862)	(2,612)
Interest expense	1,627	1,411
Interest, dividend, equity and other income	(3,967)	(3,202)
Other expenses (gain)	2,656	11,606
Earnings (loss) before income taxes	(7,178)	(12,427)
Property, plant and equipment	63,087	59,791
Equity-method investees	7,066	2,578
Total assets	112,926	108,339
Capital expenditures	CAD 6,758	CAD 54,461